Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2020
Debt securities in issue [Abstract]
Summary of maturities of debt securities in issue
Debt securities in issue – maturities
	2020	2019
Fixed rate debt securities
Within 1 year	18,315	26,871
More than 1 year but less than 2 years	8,339	10,358
More than 2 years but less than 3 years	6,193	9,527
More than 3 years but less than 4 years	2,731	6,321
More than 4 years but less than 5 years	3,685	2,836
More than 5 years	28,706	29,007
Total fixed rate debt securities	67,969	84,920

Floating rate debt securities
Within 1 year	8,699	24,938
More than 1 year but less than 2 years	3,050	3,126
More than 2 years but less than 3 years	1,526	3,041
More than 3 years but less than 4 years	138	1,541
More than 4 years but less than 5 years	91	144
More than 5 years	592	816
Total floating rate debt securities	14,095	33,608

Total debt securities	82,065	118,528